UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/05

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
??/??/??

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total (x$1000):  $472,278

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Anglogold LTD                   COM     035128206     4255     119100     SH         Sole               119100
Arena Resources Inc.            COM     040049108      447      37400     SH         Sole                37400
Bankers Petroleum Ltd           COM     066286105      287     297500     SH         Sole               297500
Bois D' Arc Energy Inc.         COM     09738U103      925      62700     SH         Sole                62700
CE Franklin LTD                 COM     125151100    16343    2279400     SH         Sole              2279400
Canargo Energy Corp             COM     137225108      478     478500     SH         Sole               478500
Carrizo Oil & Gas Inc.          COM     144577103      418      24500     SH         Sole                24500
Chesapeake Energy               COM     165167107     2507     109950     SH         Sole               109950
Computer Programs & Systems     COM     205306103     4975     133473     SH         Sole               133473
Cyber Source Corp Del           COM     23251J106     8200    1121723     SH         Sole              1121723
Diamond Offshore Drilling       COM     25271C102     4579      85710     SH         Sole                85710
Diedrich Coffee                 COM     253675201     4633     955230     SH         Sole               955230
Diedrick Coffee-Warrant exp     COM     253675110       10     208331     SH         Sole               208331
Dril Quip Inc                   COM     262037104     4776     164650     SH         Sole               164650
Electroglas Inc.                COM     285324109     6462    2071026     SH         Sole              2071026
Ensco International, Inc.       COM     26874Q100     4068     113790     SH         Sole               113790
Entrust Technologies Inc        COM     293848107     6655    1389300     SH         Sole              1389300
Family Dlr Stores               COM     307000109      773      29600     SH         Sole                29600
Global Industries               COM     379336100     3641     428400     SH         Sole               428400
GlobalSantafe Corp              COM     G3930E101     6638     162690     SH         Sole               162690
Goodrich Petroleum Corp         COM     382410405     6804     330600     SH         Sole               330600
Grant Prideco Inc.              COM     38821G101     8485     320780     SH         Sole               320780
Grey Wolf Inc.                  COM     397888108    19026    2567620     SH         Sole              2567620
InterVideo                      COM     46114Y101     3870     269146     SH         Sole               269146
Interlink Electronics           COM     458751104     8081    1427716     SH         Sole              1427716
KFX Inc.                        COM     48245L107    48170    3370900     SH         Sole              3370900
KFX Inc.- Warrants              COM     48245L115    84112    7288750     SH         Sole              7288750
Key Energy Services Inc.        COM     492914106      605      50000     SH         Sole                50000
LKQ Corp                        COM     501889208     8055     296702     SH         Sole               296702
Leadis Technology Inc.          COM     52171N103     2355     292574     SH         Sole               292574
Lifecore Biomedical Inc.        COM     532187101     1967     180329     SH         Sole               180329
M-System Flash Disk Pioneer     COM     M7061C100     3807     198579     SH         Sole               198579
Maxtor Corp                     COM     577729205    14133    2717900     SH         Sole              2717900
National Oilwell Varco, Inc.    COM     637071101    15330     322459     SH         Sole               322459
NetFlix                         COM     64110L106     2868     174760     SH         Sole               174760
Noble Corp                      COM     G65422100     4188      68090     SH         Sole                68090
Pan American Silver Corp        COM     697900108     1634     110500     SH         Sole               110500
Patterson Energy                COM     703481101    10244     368100     SH         Sole               368100
PetroHawk                       COM     716495106      759      70240     SH         Sole                70240
Placer Dome                     COM     725906101     6540     425200     SH         Sole               425200
Plains Exploration & Productio  COM     726505100     8760     246550     SH         Sole               246550
Pride International Inc.        COM     74153Q102     8983     349550     SH         Sole               349550
Rowan Companies                 COM     779382100     6141     206700     SH         Sole               206700
Seagate Technology              COM     G7945J104     8078     460300     SH         Sole               460300
SonicWall Inc.                  COM     835470105     1656     307300     SH         Sole               307300
SonoSite Inc.                   COM     83568G104     2982      96070     SH         Sole                96070
Superior Energy Services        COM     868157108     4879     274100     SH         Sole               274100
TechTeam Global, Inc.           COM     878311109     3250     251160     SH         Sole               251160
Tidewater Inc                   COM     886423102     3347      87800     SH         Sole                87800
Todco-CL A                      COM     88889T107     6939     270300     SH         Sole               270300
Toreador Resources Corp         COM     891050106     5142     211700     SH         Sole               211700
Transocean Inc.                 COM     G90078109    10794     200000     SH         Sole               200000
Treasure Island Royalty Trust   COM     894626209     1665    1850442     SH         Sole              1850442
Tyner Resources Limited         COM     902390103      469     499700     SH         Sole               499700
Ultra Petroleum Corp            COM     903914109     7465     245880     SH         Sole               245880
Weatherford Int'l Inc.          COM     G95089101     5728      98800     SH         Sole                98800
WebSideStory Inc.               COM     947685103     6850     467287     SH         Sole               467287
Western Silver Corp             COM     959531104     2047     235300     SH         Sole               235300
REPORT SUMMARY                          58 DATA RECORDS  427278                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
